Supplemental Guarantor Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Supplemental Guarantor Information [Abstract]
Condensed consolidating balance sheet

Park-Ohio Industries, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

March 31, 2017

	Condensed Consolidating Balance Sheets
	March 31, 2017
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$57.9	$—	$57.9
Accounts receivable, net	—	153.3	72.6	—	225.9
Inventories, net	—	173.8	74.8	—	248.6
Receivable from affiliates	—	—	14.9	—	14.9
Other current assets	1.4	32.3	22.3	—	56.0

Total current assets	1.4	359.4	242.5	—	603.3
Investments in subsidiaries	511.3	223.8	—	(735.1)	—
Intercompany advances	298.4	78.5	111.3	(488.2)	—
Property, plant and equipment, net	6.1	98.9	66.3	—	171.3
Goodwill	—	56.8	30.3	—	87.1
Intangible assets, net	—	63.6	31.5	—	95.1
Other long-term assets	64.0	4.3	5.3	—	73.6

Total assets	$881.2	$885.3	$487.2	$(1,223.3)	$1,030.4

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Trade accounts payable	$—	$117.3	$37.2	$—	$154.5
Payable to affiliates	—	—	7.0	—	7.0
Current portion of long-term and short-term debt	13.2	6.0	10.5	—	29.7
Accrued expenses and other	17.5	36.5	33.2	—	87.2

Total current liabilities	30.7	159.8	87.9	—	278.4
Long-term liabilities, less current portion:
Debt	401.3	12.2	38.5	—	452.0
Deferred income taxes	—	20.6	8.7	—	29.3
Other long-term liabilities	15.7	1.1	5.6	—	22.4

Total long-term liabilities	417.0	33.9	52.8	—	503.7
Intercompany advances	185.2	208.0	95.0	(488.2)	—
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder’s equity	238.0	483.6	241.2	(724.8)	238.0
Noncontrolling interests	10.3	—	10.3	(10.3)	10.3

Total equity	248.3	483.6	251.5	(735.1)	248.3

Total liabilities and equity	$881.2	$885.3	$487.2	$(1,223.3)	$1,030.4

	Condensed Consolidating Balance Sheets
	December 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$54.4	$—	$54.4
Accounts receivable, net	—	125.2	69.2	—	194.4
Inventories, net	—	172.9	67.7	—	240.6
Receivable from affiliates	—	—	12.8	—	12.8
Other current assets	0.7	28.3	24.3	—	53.3

Total current assets	0.7	326.4	228.4	—	555.5
Investments in subsidiaries	492.8	213.8	—	(706.6)	—
Intercompany advances	296.5	78.1	110.5	(485.1)	—
Property, plant and equipment, net	6.2	98.2	65.2	—	169.6
Goodwill	—	56.8	29.8	—	86.6
Intangible assets, net	—	64.8	31.8	—	96.6
Other long-term assets	62.8	4.5	4.0	—	71.3

Total assets	$859.0	$842.6	$469.7	$(1,191.7)	$979.6

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Trade accounts payable	$—	$100.3	$33.4	$—	$133.7
Payable to affiliates	—	—	7.0	—	7.0
Current portion of long-term and short-term debt	13.2	6.4	11.2	—	30.8
Accrued expenses and other	10.5	36.8	31.3	—	78.6

Total current liabilities	23.7	143.5	82.9	—	250.1
Long-term liabilities, less current portion:
Debt	389.2	12.2	37.6	—	439.0
Deferred income taxes	—	20.4	8.6	—	29.0
Other long-term liabilities	16.1	8.5	5.2	—	29.8

Total long-term liabilities	405.3	41.1	51.4	—	497.8
Intercompany advances	198.3	192.2	94.6	(485.1)	—
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder’s equity	221.7	465.8	230.8	(696.6)	221.7
Noncontrolling interests	10.0	—	10.0	(10.0)	10.0

Total equity	231.7	465.8	240.8	(706.6)	231.7

Total liabilities and shareholder’s equity	$859.0	$842.6	$469.7	$(1,191.7)	$979.6

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Balance Sheet

	December 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$54.4	$—	$54.4
Accounts receivable, net	—	125.2	69.2	—	194.4
Inventories, net	—	172.9	67.7	—	240.6
Receivable from affiliates	—	—	12.8	—	12.8
Other current assets	0.7	28.3	24.3	—	53.3

Total current assets	0.7	326.4	228.4	—	555.5
Investment in subsidiaries	492.8	213.8	—	(706.6)	—
Intercompany advances	296.5	78.1	110.5	(485.1)	—
Property, plant and equipment, net	6.2	98.2	65.2	—	169.6
Goodwill	—	56.8	29.8	—	86.6
Intangible assets, net	—	64.8	31.8	—	96.6
Other long-term assets	62.8	4.5	4.0	—	71.3

Total assets	$859.0	$842.6	$469.7	$(1,191.7)	$979.6

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Trade accounts payable	$—	$100.3	$33.4	$—	$133.7
Payable to affiliates	—	—	7.0	—	7.0
Current portion of long-term and short-term debt	13.2	6.4	11.2	—	30.8
Accrued expenses and other	10.5	36.8	31.3	—	78.6

Total current liabilities	23.7	143.5	82.9	—	250.1
Long-term liabilities, less current portion:
Debt	389.2	12.2	37.6	—	439.0
Deferred tax liabilities	—	20.4	8.6	—	29.0
Other long-term liabilities	16.1	8.5	5.2	—	29.8

Total long-term liabilities	405.3	41.1	51.4	—	497.8
Intercompany advances	198.3	192.2	94.6	(485.1)	—
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder’s equity	221.7	465.8	230.8	(696.6)	221.7
Noncontrolling interest	10.0	—	10.0	(10.0)	10.0

Total shareholder’s equity	231.7	465.8	240.8	(706.6)	231.7

Total liabilities and shareholder’s equity	$859.0	$842.6	$469.7	$(1,191.7)	$979.6

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Balance Sheet

	December 31, 2015
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$0.1	$48.3	$—	$48.4
Accounts receivable, net	—	139.7	59.6	—	199.3
Inventories, net	—	183.1	65.9	—	249.0
Receivable from affiliates	—	—	8.6	—	8.6
Other current assets	0.8	34.2	4.0	—	39.0

Total current assets	0.8	357.1	186.4	—	544.3
Investment in subsidiaries	495.4	173.5	—	(668.9)	—
Intercompany advances	249.2	65.4	151.6	(466.2)	—
Property, plant and equipment, net	6.7	112.2	35.2	—	154.1
Goodwill	—	56.5	25.5	—	82.0
Intangible assets, net	—	69.4	23.4	—	92.8
Other long-term assets	57.2	4.8	4.4	—	66.4

Total assets	$809.3	$838.9	$426.5	$(1,135.1)	$939.6

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Trade accounts payable	$—	$91.5	$38.2	$—	$129.7
Payable to affiliates	—	—	6.6	—	6.6
Current portion of long-term debt	11.7	4.7	1.4	—	17.8
Accrued expenses and other	3.5	53.9	20.1	—	77.5

Total current liabilities	15.2	150.1	66.3	—	231.6
Long-term liabilities, less current portion:
Debt	430.6	14.6	0.6	—	445.8
Deferred income taxes	—	17.1	4.3	—	21.4
Other long-term liabilities	16.4	13.0	9.1	—	38.5

Total long-term liabilities	447.0	44.7	14.0	—	505.7
Intercompany advances	144.8	172.9	148.5	(466.2)	—
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder’s equity	195.4	471.2	190.8	(662.0)	195.4
Noncontrolling interest	6.9	—	6.9	(6.9)	6.9

Total shareholder’s equity	202.3	471.2	197.7	(668.9)	202.3

Total liabilities and shareholder’s equity	$809.3	$838.9	$426.5	$(1,135.1)	$939.6

Condensed consolidating statement of income and other comprehensive income (loss)

	Consolidating Statements of Income (Loss) and Comprehensive Income (Loss)
	Three Months Ended March 31, 2017
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$—	$259.3	$84.5	$—	$343.8
Cost of sales	—	222.8	65.5	—	288.3

Gross profit	—	36.5	19.0	—	55.5
Selling, general and administrative expenses	6.3	19.0	11.3	—	36.6
Litigation settlement gain	—	(3.3)	—	—	(3.3)
Income (loss) from subsidiaries	23.2	4.4	—	(27.6)	—

Operating income (loss)	16.9	25.2	7.7	(27.6)	22.2
Interest expense	6.8	—	0.6	—	7.4

Income (loss) before income taxes	10.1	25.2	7.1	(27.6)	14.8
Income tax expense	—	2.5	2.2	—	4.7

Net income (loss)	10.1	22.7	4.9	(27.6)	10.1
Net (income) loss attributable to noncontrolling interests	(0.3)	—	(0.3)	0.3	(0.3)

Net income (loss) attributable to ParkOhio common shareholder	$9.8	$22.7	$4.6	$(27.3)	$9.8

Other comprehensive income (loss) (see note 11):
Net income (loss)	$10.1	$22.7	$4.9	$(27.6)	$10.1
Foreign currency translation adjustment	3.9	—	3.9	(3.9)	3.9
Pension and OPEB activity, net of tax adjustments	0.2	0.2	—	(0.2)	0.2

Comprehensive income (loss), net of tax	14.2	22.9	8.8	(31.7)	14.2
Comprehensive (income) loss attributable to noncontrolling interest	(0.3)	—	(0.3)	0.3	(0.3)

Comprehensive income (loss) attributable to ParkOhio common shareholder	$13.9	$22.9	$8.5	$(31.4)	$13.9

	Consolidating Statements of Income (Loss) and Comprehensive Income (Loss)
	Three Months Ended March 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$—	$251.0	$77.0	$—	$328.0
Cost of sales	—	220.3	59.9	—	280.2

Gross profit	—	30.7	17.1	—	47.8
Selling, general and administrative expenses	4.1	18.5	9.8	—	32.4
Asset impairment	—	4.0	—	—	4.0
Income (loss) from subsidiaries	13.6	4.4	—	(18.0)	—

Operating income (loss)	9.5	12.6	7.3	(18.0)	11.4
Interest expense	6.8	—	0.3	—	7.1

Income (loss) before income taxes	2.7	12.6	7.0	(18.0)	4.3
Income tax expense	—	(0.9)	2.5	—	1.6

Net income (loss)	2.7	13.5	4.5	(18.0)	2.7
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to ParkOhio common shareholder	$2.7	$13.5	$4.5	$(18.0)	$2.7

Other comprehensive income (loss) (see note 11):
Net income (loss)	$2.7	$13.5	$4.5	$(18.0)	$2.7
Foreign currency translation adjustment	2.6	—	2.6	(2.6)	2.6
Pension and OPEB activity, net of tax adjustments	0.2	0.1	—	(0.1)	0.2

Comprehensive income (loss), net of tax	5.5	13.6	7.1	(20.7)	5.5
Comprehensive (income) loss attributable to noncontrolling interests	—	—	—	—	—

Comprehensive income (loss) attributable to ParkOhio common shareholder	$5.5	$13.6	$7.1	$(20.7)	$5.5

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Income and Other Comprehensive Income (Loss)

	Year Ended December 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$—	$985.6	$291.3	$—	$1,276.9
Cost of sales	—	848.6	225.3	—	1,073.9

Gross profit	—	137.0	66.0	—	203.0
Selling, general and administrative expenses	24.2	69.3	35.4	—	128.9
Asset impairment charges	—	4.0	—	—	4.0
Income (loss) from subsidiaries	84.0	19.2	—	(103.2)	—

Operating income (loss)	59.8	82.9	30.6	(103.2)	70.1
Interest expense	27.1	—	1.1	—	28.2

Income (loss) before income taxes	32.7	82.9	29.5	(103.2)	41.9
Income tax expense	—	1.1	8.1	—	9.2

Net income (loss)	32.7	81.8	21.4	(103.2)	32.7
Net (income) loss attributable to noncontrolling interest	(0.5)	—	(0.5)	0.5	(0.5)

Net income (loss) attributable to ParkOhio common shareholder	$32.2	$81.8	$20.9	$(102.7)	$32.2

Other comprehensive income (loss) (see note 12):
Foreign currency translation adjustments	$(13.9)	$—	$(13.9)	$13.9	$(13.9)
Recognition of actuarial loss (gain), net of tax	1.2	1.2	—	(1.2)	1.2

Comprehensive income (loss), net of tax	20.0	83.0	7.5	(90.5)	20.0
Comprehensive (income) loss attributable to noncontrolling interest	(0.5)	—	(0.5)	0.5	(0.5)

Comprehensive income (loss) attributable to ParkOhio common shareholder	$19.5	$83.0	$7.0	$(90.0)	$19.5

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Income and Other Comprehensive Income (Loss)

	Year Ended December 31, 2015
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$—	$1,135.5	$328.3	$—	$1,463.8
Cost of sales	—	967.6	261.0	—	1,228.6

Gross profit	—	167.9	67.3	—	235.2
Selling, general and administrative expenses	28.6	70.6	35.2	—	134.4
Litigation judgment costs	2.2	—	—	—	2.2
Income (loss) from subsidiaries	106.6	20.6	—	(127.2)	—

Operating income (loss)	75.8	117.9	32.1	(127.2)	98.6
Interest expense	26.6	—	1.3	—	27.9

Income (loss) before income taxes	49.2	117.9	30.8	(127.2)	70.7
Income tax expense	—	14.7	6.8	—	21.5

Net income (loss)	49.2	103.2	24.0	(127.2)	49.2
Net (income) loss attributable to noncontrolling interest	(0.6)	—	(0.6)	0.6	(0.6)

Net income (loss) attributable to ParkOhio common shareholder	$48.6	$103.2	$23.4	$(126.6)	$48.6

Other comprehensive income (loss) (see note 12):
Foreign currency translation adjustments	$(11.8)	$—	$(11.8)	$11.8	$(11.8)
Recognition of actuarial loss (gain), net of tax	(4.2)	(4.2)	—	4.2	(4.2)

Comprehensive income (loss), net of tax	33.2	99.0	12.2	(111.2)	33.2
Comprehensive (income) loss attributable to noncontrolling interest	(0.6)	—	(0.6)	0.6	(0.6)

Comprehensive income (loss) attributable to ParkOhio common shareholder	$32.6	$99.0	$11.6	$(110.6)	$32.6

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Income and Other Comprehensive Income (Loss)

	Year Ended December 31, 2014
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$—	$1,103.0	$275.7	$—	$1,378.7
Cost of sales	—	928.7	215.5	—	1,144.2

Gross profit	—	174.3	60.2	—	234.5
Selling, general and administrative expenses	26.2	74.7	34.7	—	135.6
Income (loss) from subsidiaries	99.5	15.5	—	(115.0)	—

Operating income (loss)	73.3	115.1	25.5	(115.0)	98.9
Interest expense	25.7	—	0.4	—	26.1

Income (loss) before income taxes	47.6	115.1	25.1	(115.0)	72.8
Income tax expense (benefit)	—	17.4	7.8	—	25.2

Net income (loss)	47.6	97.7	17.3	(115.0)	47.6
Net income attributable to noncontrolling interest	(1.3)	—	(1.3)	1.3	(1.3)

Net income (loss) attributable to ParkOhio common shareholder	$46.3	$97.7	$16.0	$(113.7)	$46.3

Other comprehensive income (loss) (see note 12):
Foreign currency translation adjustments	$(7.9)	$—	$(7.9)	$7.9	$(7.9)
Recognition of actuarial (loss) gain, net of tax	(9.5)	(9.5)	—	9.5	(9.5)

Comprehensive income (loss), net of tax	30.2	88.2	9.4	(97.6)	30.2
Comprehensive income attributable to noncontrolling interest	(1.3)	—	(1.3)	1.3	(1.3)

Comprehensive income (loss) attributable to ParkOhio common shareholder	$28.9	$88.2	$8.1	$(96.3)	$28.9

Condensed consolidating statement of cash flows

	Condensed Consolidating Statements of Cash Flows
	Three Months Ended March 31, 2017
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
OPERATING ACTIVITIES
Net cash (used) provided by operating activities	$(4.4)	$(0.8)	$14.4	$(11.4)	$(2.2)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	—	(4.5)	(1.6)	—	(6.1)

Net cash used in investing activities	—	(4.5)	(1.6)	—	(6.1)
FINANCING ACTIVITIES
Intercompany account change	(7.5)	5.8	(9.7)	11.4	—
Proceeds from revolving credit facility, net	13.0	—	—	—	13.0
Payments on term loans and other debt	(1.1)	(0.2)	(1.7)	—	(3.0)
(Payments on) proceeds from capital lease facilities, net	—	(0.3)	1.4	—	1.1

Net cash provided (used) by financing activities	4.4	5.3	(10.0)	11.4	11.1
Effect of exchange rate changes on cash	—	—	0.7	—	0.7

Increase in cash and cash equivalents	—	—	3.5	—	3.5
Cash and cash equivalents at beginning of period	—	—	54.4	—	54.4

Cash and cash equivalents at end of period	$—	$—	$57.9	$—	$57.9

	Condensed Consolidating Statements of Cash Flows
	Three Months Ended March 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
OPERATING ACTIVITIES
Net cash (used) provided by operating activities	$(9.8)	$21.5	$4.6	$(6.3)	$10.0
INVESTING ACTIVITIES
Purchases of property, plant and equipment	—	(4.5)	(4.4)	—	(8.9)

Net cash used in investing activities	—	(4.5)	(4.4)	—	(8.9)
FINANCING ACTIVITIES
Intercompany account change	10.9	(16.6)	(0.6)	6.3	—
Proceeds from revolving credit facility, net	(4.5)	—	—	—	(4.5)
Payments on term loans and other debt	(1.1)	—	—	—	(1.1)
Proceeds from term loans and other debt	4.5	0.2	—	—	4.7
Payments on capital leases, net	—	(0.6)	(0.1)	—	(0.7)

Net cash provided (used) by financing activities	9.8	(17.0)	(0.7)	6.3	(1.6)
Effect of exchange rate changes on cash	—	—	0.8	—	0.8

Increase in cash and cash equivalents	—	—	0.3	—	0.3
Cash and cash equivalents at beginning of period	—	0.1	48.3	—	48.4

Cash and cash equivalents at end of period	$—	$0.1	$48.6	$—	$48.7

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2016
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
OPERATING ACTIVITIES
Net cash (used) provided by operating activities	$(31.5)	$119.2	$14.2	$(30.4)	$71.5
INVESTING ACTIVITIES
Purchases of property, plant and equipment	—	(20.4)	(8.1)	—	(28.5)
Business acquisition, net of cash acquired	—	—	(23.4)	—	(23.4)

Net cash used by investing activities	—	(20.4)	(31.5)	—	(51.9)
FINANCING ACTIVITIES
Intercompany account change	73.9	(98.2)	(6.1)	30.4	—
Proceeds from other long-term debt	1.4	0.1	33.4	—	34.9
Payments on term loans and other debt	(4.5)	—	—	—	(4.5)
Payments on revolving credit facility, net	(36.2)	—	—	—	(36.2)
Payments on capital lease facilities, net	—	(0.8)	(0.4)	—	(1.2)
Payment of acquisition earn-out	—	—	(2.0)	—	(2.0)
Dividend paid to parent	(2.5)	—	—	—	(2.5)
Income tax effect of share-based compensation exercises and vesting	(0.6)	—	—	—	(0.6)

Net cash provided (used) by financing activities	31.5	(98.9)	24.9	30.4	(12.1)
Effect of exchange rate changes on cash	—	—	(1.5)	—	(1.5)

(Decrease) increase in cash and cash equivalents	—	(0.1)	6.1	—	6.0
Cash and cash equivalents at beginning of year	—	0.1	48.3	—	48.4

Cash and cash equivalents at end of year	$—	$—	$54.4	$—	$54.4

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
OPERATING ACTIVITIES
Net cash (used) provided by operating activities	$(36.4)	$82.0	$33.2	$(41.6)	$37.2
INVESTING ACTIVITIES
Purchases of property, plant and equipment	—	(29.6)	(6.9)	—	(36.5)

Net cash (used) provided by investing activities	—	(29.6)	(6.9)	—	(36.5)
FINANCING ACTIVITIES
Intercompany account change	45.6	(69.0)	(18.2)	41.6	—
Proceeds from other long-term debt	2.3	—	—	—	2.3
(Payments) proceeds on term loans and other debt	(3.3)	1.1	(1.4)	—	(3.6)
Proceeds from revolving credit facility, net	7.9	—	—	—	7.9
Proceeds from capital lease facilities	—	11.8	2.0	—	13.8
Dividend paid to parent	(17.0)	—	—	—	(17.0)
Income tax effect of share-based compensation exercises and vesting	0.9	—	—	—	0.9

Net cash provided (used) by financing activities	36.4	(56.1)	(17.6)	41.6	4.3
Effect of exchange rate changes on cash	—	—	(4.9)	—	(4.9)

(Decrease) increase in cash and cash equivalents	—	(3.7)	3.8	—	0.1
Cash and cash equivalents at beginning of year	—	3.8	44.5	—	48.3

Cash and cash equivalents at end of year	$—	$0.1	$48.3	$—	$48.4

Park-Ohio Industries, Inc. and Subsidiaries

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2014
	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
OPERATING ACTIVITIES
Net cash (used) provided by operating activities	$(21.2)	$89.8	$14.4	$(27.1)	$55.9
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(0.2)	(8.3)	(17.3)	—	(25.8)
Proceeds from sale of assets	—	2.1	—	—	2.1
Business acquisitions, net of cash acquired	—	(47.5)	(25.2)	—	(72.7)

Net cash (used) by investing activities	(0.2)	(53.7)	(42.5)	—	(96.4)
FINANCING ACTIVITIES
Intercompany account change	(30.7)	(32.4)	36.0	27.1	—
Proceeds from other long-term debt	14.1	—	0.1	—	14.2
Payments on term loans and other debt	(3.6)	(0.6)	(2.4)	—	(6.6)
Proceeds from revolving credit facility, net	50.3	—	—	—	50.3
Dividend paid to parent	(10.0)	—	—	—	(10.0)
Income tax effect of share-based compensation exercises and vesting	1.3	—	—	—	1.3
Other	—	—	(1.3)	—	(1.3)

Net cash provided (used) by financing activities	21.4	(33.0)	32.4	27.1	47.9
Effect of exchange rate changes on cash	—	—	(2.8)	—	(2.8)

Increase in cash and cash equivalents	—	3.1	1.5	—	4.6
Cash and cash equivalents at beginning of year	—	0.7	43.0	—	43.7

Cash and cash equivalents at end of year	$—	$3.8	$44.5	$—	$48.3